Party-in-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related Parties and Parties-In-Interest Transactions	Party‑in‑Interest Transactions
Certain Plan investments are units of the Citigroup Common Stock Fund, which consists of common stock issued by the Company. The Plan’s investment in the Citigroup Common Stock Fund was $1.6 million and $1.1 million at December 31, 2025 and 2024, respectively.
The Plan held no direct investments through other investment options in the Company’s common stock at December 31, 2025 and 2024. However, certain of the collective trust funds and mutual funds may have invested in Citigroup common stock if consistent with the fund's objective.
At December 31, 2025 and 2024, the Plan held $133,746 and $55,865, respectively, of the Bank of New York Mellon Short-Term Investment Fund. At December 31, 2025 and 2024, the Plan also held through its investment in synthetic GICs valued at $475 and $4,355, respectively, of the Bank of New York Mellon Short-Term Investment Fund.
These transactions qualify as exempt party‑in‑interest transactions.